BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (24.5%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month USD-LIBOR + 1.390%)[1,2]	04/20/32	6.198%	$9,921,426
13,113,546	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	9,179,154
7,748,186	AmeriCredit Automobile Receivables Trust 2021-3	02/18/25	0.410	7,703,000
10,983,888	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	10,459,457
14,300,000	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	14,066,364
45,792,223	Audax Senior Debt CLO III LLC 2020-1A (3-Month USD-LIBOR + 1.610%)[1,2]	01/20/30	6.418	45,355,159
5,199,227	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	5,086,035
28,119,504	BHG Securitization Trust 2022-A1	02/20/35	1.710	26,408,018
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	6.378	11,852,901
8,343,528	BMW Vehicle Lease Trust 2022-1	05/28/24	0.670	8,292,250
7,031,153	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	6,451,294
9,966,334	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	9,416,842
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	5.892	43,419,110
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month USD-LIBOR + 1.120%)[1,2] .	07/15/32	5.912	28,826,997
10,616,512	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	10,494,859
20,521,894	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,386,415
22,995,866	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	20,780,796
10,927,368	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	10,830,451
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2]	10/01/32	6.232	24,203,352
8,607,740	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	8,478,286
41,731,189	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	40,919,384
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	6.608	12,173,027
29,325,070	Dell Equipment Finance Trust 2022-1[1]	08/23/27	2.110	28,957,516
15,607,774	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	15,150,460
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	5.872	16,830,502
4,469,674	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,771,037
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	16,101,669
14,558,053	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	14,196,047
12,500,000	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	12,631,187
5,348,820	Exeter Automobile Receivables Trust 2022-2A	11/17/25	2.190	5,339,709
13,000,000	Exeter Automobile Receivables Trust 2022-6A	11/17/25	5.730	13,012,229
4,060,271	FCI Funding LLC 2021-1A1	04/15/33	1.130	3,987,811
28,095,452	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	27,129,297
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	45,533,034
12,739,101	FNA LLC 2019-1[4]	12/10/31	3.000	11,210,409
7,940,147	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	7,817,113
7,823,838	FREED ABS Trust 2022-2CP1	05/18/29	3.030	7,780,868
21,282,864	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	19,316,990
21,870,600	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	19,813,493
9,194,387	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	9,081,109

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944%	$44,148,810
16,755,812	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	16,501,551
21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	20,857,479
14,739,327	Hyundai Auto Receivables Trust 2022-A	02/18/25	1.810	14,556,256
26,102,095	Kubota Credit Owner Trust 2022-1A1	04/15/25	2.340	25,654,922
17,703,682	LCM XXIV, Ltd. 24A (3-Month USD-LIBOR + 0.980%)[1,2]	03/20/30	5.788	17,475,715
14,882,357	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	14,564,716
39,261,945	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	5.788	38,880,892
5,819,742	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	5,749,390
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	15,779,639
8,450,000	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	6.158	8,321,110
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	37,864,068
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	6.154	12,033,893
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	5.879	46,814,600
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	39,332,789
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	30,593,639
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	16,854,429
32,865,089	NMEF Funding LLC 2022-A1	10/16/28	2.580	31,873,868
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD-LIBOR + 1.100%)[1,2]	05/20/32	5.775	29,521,275
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	23,909,301
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	5.800	32,531,251
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	19,604,345
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,767,091
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	12,981,694
17,441,763	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	17,002,449
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,244,642
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	50,504,944
767,774	OSCAR US Funding XII LLC 2021-1A1	03/11/24	0.400	766,946
5,917,556	OSCAR US Funding XIII LLC 2021-2A1	08/12/24	0.390	5,858,108
25,978,496	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	25,463,971
25,930,000	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	23,977,520
42,899,555	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	5.682	42,177,272
19,490,000	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	6.025	19,236,006
3,181,222	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	3,145,056
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	45,321,485
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,516,584
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	16,925,050
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	15,677,610
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	51,667,358
8,384,836	Santander Drive Auto Receivables Trust 2022-1	12/16/24	1.360	8,373,134

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510%	$32,930,493
28,546,629	SCF Equipment Leasing LLC 2022-1A1	02/22/28	2.060	27,809,273
9,276,336	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	7,189,160
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,2]	07/20/32	5.868	22,481,940
49,790,382	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	48,694,202
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,435,265
21,403,923	SWC Funding LLC 2018-1A1	08/15/33	4.750	21,042,988
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	5.852	49,999,266
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,431,157
10,543,387	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	10,336,877
22,313,186	VFI ABS LLC 2022-1A1	03/24/28	2.230	21,691,336
13,123,451	Volkswagen Auto Loan Enhanced Trust 2021-1	10/21/24	0.490	12,999,081
1,212,945	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	1,210,698
10,160,041	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	10,067,539
9,292,472	Westlake Automobile Receivables Trust 2021-3A1	09/16/24	0.570	9,235,747
19,025,352	Westlake Automobile Receivables Trust 2022-1A1	12/16/24	1.970	18,838,123
35,962,387	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	35,073,746
	Total Asset Backed Securities (Cost $2,042,351,031)			1,960,862,806

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.7%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	24,147,491
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	6.376	19,995,019
11,673,746	BX Commercial Mortgage Trust 2019-XL (1-Month CME Term SOFR + 1.034%)[1,2]	10/15/36	5.513	11,622,789
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	6.593	18,066,005
51,135,720	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	5.491	50,086,911
459,282	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	5.504	452,745
30,351,537	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	5.497	29,462,747
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,2]	11/15/37	5.810	20,990,000
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	5.509	16,905,000
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	7.359	28,289,965
18,200,276	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	5.459	17,937,559
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	5.773	23,334,085
17,986,565	Med Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	5.410	17,536,364
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,2]	04/15/38	5.260	33,089,365
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.875	15,733,974
3,236,951	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	5.309	3,192,443
21,560,000	Ready Capital Mortgage Financing 2022-FL8 LLC (30-Day SOFR + 1.650%)[1,2]	01/25/37	5.960	21,095,373

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$46,350,000	SPGN 2022-TFLM Mortgage Trust (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	6.028%	$44,336,899
15,975,855	STWD, Ltd. 2019-FL1 1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	5.677	15,872,922
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	6.664	23,769,213
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	7.267	19,987,394
	Total Commercial Mortgage Backed Securities (Cost $468,312,113)			455,904,263

	CORPORATE BONDS (42.7%)
	AUTO MANUFACTURERS (0.8%)
45,590,000	Daimler Truck Finance North America LLC (SOFR + 0.500%)[1,2]	06/14/23	4.780	45,560,786
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	16,082,653
				61,643,439
19,530,000	BANKS (12.5%) Bank of America Corp. (SOFR + 0.670%)[2]	02/04/25	1.843	18,850,076
51,125,000	Bank of Montreal	01/10/25	1.500	48,018,887
34,710,000	Bank of New Zealand[1]	02/20/24	3.500	34,125,619
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,941,353
58,070,000	Bank of Nova Scotia	03/11/24	2.440	56,572,900
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	4.559	32,376,028
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,083,271
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	4.724	33,328,906
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	60,290,630
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,168,106
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	28,870,117
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	30,909,313
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	6,100,790
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	24,418,849
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	61,872,092
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	31,297,691
18,760,000	KeyBank NA	11/15/27	5.850	19,659,321
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	33,525,858
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	23,925,717
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	16,872,262
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	36,310,631
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,951,912
34,425,000	National Australia Bank, Ltd.	01/12/26	4.966	34,833,227
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,568,274
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,694,382
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	24,628,148
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,358,224
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,860,065
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	54,258,325
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	37,562,513

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) BANKS (continued)
$22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727%	$23,375,319
14,870,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	14,695,133
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,222,380
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,843,391
26,655,000	Westpac Banking Corp.	11/18/27	5.457	27,776,296
				1,004,146,006
	BEVERAGES (0.3%)
8,175,000	Constellation Brands, Inc.	05/09/24	3.600	8,057,065
15,335,000	Diageo Capital, Plc.	10/24/25	5.200	15,668,533
				23,725,598
	DIVERSIFIED FINANCIAL SERVICES (4.2%)
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	11,363,035
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	46,736,026
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	20,004,056
14,330,000	American Express Co.	11/05/27	5.850	15,156,721
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	32,910,929
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	32,964,000
37,385,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	33,926,887
16,045,000	Capital One Financial Corp.	05/11/23	2.600	15,949,932
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	43,749,853
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	13,475,870
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,548,275
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	45,097,189
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	22,721,490
				336,604,263
	ELECTRIC (4.1%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	71,530,338
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,422,006
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	4.535	39,298,387
48,502,579	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	43,563,236
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	57,629,608
10,000,000	Edison International	03/15/23	2.950	9,969,318
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	25,332,458
27,010,000	Southern Co. (SOFR Index + 0.370%)[2]	05/10/23	4.491	26,989,224
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	35,930,697
				325,665,272
	HEALTHCARE-PRODUCTS (0.5%)
45,636,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797	44,341,521
	HEALTHCARE-SERVICES (0.7%)
60,630,000	Sutter Health	08/15/25	1.321	55,462,027
	INSURANCE (9.2%)
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,074,032
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,018,488
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,290,488
84,507,000	Corebridge Global Funding[1]	09/13/23	0.400	82,119,513
33,775,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	31,633,658
59,274,000	F&G Global Funding[1]	09/20/24	0.900	54,799,171

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$64,675,000	GA Global Funding Trust[1]	12/08/23	1.250%	$62,434,381
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	4.791	48,732,000
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	39,601,974
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	69,062,923
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	70,725,599
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	17,728,630
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	34,696,376
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	44,088,989
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	28,098,519
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	39,677,880
37,290,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	31,931,427
31,750,000	United Insurance Holdings Corp.	12/15/27	7.250	15,875,000
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	3,740,203
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill +2.000%)[1,2]	01/06/26	6.608	11,292,750
				732,622,001
	INVESTMENT COMPANIES (7.3%)
74,580,000	Ares Capital Corp.	02/10/23	3.500	74,544,094
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	39,341,956
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	43,530,302
30,840,000	Blackstone Private Credit Fund	11/22/24	2.350	28,870,527
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	24,478,711
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,002,247
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	17,461,440
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	23,407,601
28,550,000	FS KKR Capital Corp.	07/15/24	4.625	28,005,855
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,148,473
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	40,445,357
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	38,666,879
49,650,000	Main Street Capital Corp.	05/01/24	5.200	49,356,273
33,980,000	Main Street Capital Corp.	07/14/26	3.000	29,931,920
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	30,976,325
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	9,590,860
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	25,925,514
18,000,000	OWL Rock Core Income Corp.	09/23/26	3.125	15,701,265
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	18,385,725
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	14,862,079
				580,633,403
10,072,000	OIL & GAS (0.1%) Woodside Finance, Ltd.[1]	09/15/26	3.700	9,618,689
16,986,000	PIPELINES (0.6%) EnLink Midstream Partners LP	06/01/25	4.150	16,365,671
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	30,705,600
				47,071,271
	REAL ESTATE INVESTMENT TRUSTS (1.0%)
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	24,073,846
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	20,891,750

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) REAL ESTATE INVESTMENT TRUSTS (continued)
$14,480,000	Realty Income Corp.	01/13/26	5.050%	$14,519,768
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,374,243
				77,859,607
11,000,000	RETAIL (1.0%) Nordstrom, Inc.	04/08/24	2.300	10,440,320
72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950	70,028,684
				80,469,004
33,545,000	SEMICONDUCTORS (0.4%) ams-OSRAM AG1	07/31/25	7.000	32,288,161
	Total Corporate Bonds (Cost $3,574,976,778)			3,412,150,262

	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.0%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	9.558	37,026,458
21,652,954	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.230	17,353,976
20,781,564	Allspring Buyer LLC (3-Month USD-LIBOR + 3.000%)[2]	11/01/28	7.750	20,699,269
6,688,238	Allspring Buyer LLC (3-Month CME Term SOFR + 3.750%)[2]	11/01/28	8.330	6,669,444
46,693,978	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	6.320	46,621,136
8,631,248	Avantor Funding, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	11/08/27	6.820	8,621,581
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	6.236	20,798,140
14,700,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.250%)[2]	12/01/27	6.736	14,715,729
14,455,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B4 (3-Month CME Term SOFR + 3.000%)[2]	12/20/29	7.506	14,509,206
10,306,453	BCP Renaissance Parent LLC Term B3 (1-Month CME Term SOFR + 3.500%)[2]	11/02/26	8.061	10,276,976
35,883,508	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	6.634	35,872,384
36,071,858	Charter Communications Operating LLC Term B1 (1-Month USD-LIBOR + 1.750%)[2]	04/30/25	6.320	35,995,386
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	7.820	24,373,522
19,800,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	6.570	19,819,800
25,891,030	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	6.480	25,881,709
21,414,067	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	8.480	18,930,036
45,468,223	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	6.119	44,729,365
21,704,193	Horizon Therapeutics USA, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	03/15/28	6.313	21,704,193
3,701,294	Icon Plc. (3-Month USD-LIBOR + 2.250%)[2]	07/03/28	7.000	3,699,925
14,855,648	Icon Plc. (3-Month USD-LIBOR + 2.250%)[2]	07/03/28	7.000	14,850,152
6,309,540	Iqvia, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	01/17/25	6.320	6,297,741

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$11,310,890	Iqvia, Inc. Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/11/25	6.480%	$11,293,245
31,396,383	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR + 2.500%)[2]	11/04/26	7.161	31,373,150
32,913,207	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	8.070	32,866,800
49,132,999	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	6.570	48,129,703
22,571,661	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[2]	03/15/27	6.820	21,797,678
36,325,188	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	8.985	32,596,044
38,305,663	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	8.004	38,243,990
50,000,000	NVA Holdings Parent LLC (1-Month USD-LIBOR + 1.750%)[2,4]	12/16/24	6.375	48,985,000
50,027,638	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	7.750	49,875,553
15,000,000	Setanta Aircraft Leasing DAC (3-Month USD-LIBOR + 2.000%)[2]	11/05/28	6.730	14,967,900
42,750,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	8.558	44,166,307
11,518,855	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.320	11,490,058
9,381,382	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.320	9,357,928
7,827,580	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.320	7,808,011
17,355,525	UGI Energy Services LLC (1-Month USD-LIBOR + 3.500%)[2]	08/13/26	8.070	17,341,988
47,774,063	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	8.568	47,667,049
20,705,180	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	6.300	20,653,417
41,357,776	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	6.320	41,299,461
58,591,296	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	6.324	57,419,470
	Total Loan Participations and Assignments
	(Cost $1,047,963,690)			1,036,778,880

	MUNICIPAL BONDS (1.7%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.081	29,577,915
10,710,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	11,382,281
99,360,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	3.838	98,405,637
	Total Municipal Bonds
	(Cost $141,678,110)			139,365,833

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.8%)
11,745,866	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	11,367,265
10,975,777	CFMT LLC 2021-HB5[1,2,3]	02/25/31	0.801	10,607,534

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
$2,210,968	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	5.415%	$2,206,400
1,281,630	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	5.365	1,278,764
3,298,733	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	5.352	3,277,896
6,036,503	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	5.445	6,017,141
9,087,657	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	5.102	9,011,585
18,367,582	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	17,329,538
6,888,045	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	6,359,451
	Total Residential Mortgage Backed Securities (Cost $69,839,473)			67,455,574

15,622,000	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%) Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	14,271,735
45,000,000	Federal Home Loan Bank Discount Notes[6]	02/01/23	0.000	45,000,000
12,000,000	Federal Home Loan Bank Discount Notes[6]	02/08/23	0.000	11,990,223
36,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	35,523,436
40,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	36,506,596
26,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	24,092,241
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	36,665,594
24,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	21,759,886
14,547	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.786%)[2]	04/01/36	2.544	14,439
12,695	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.865	12,393
10,481	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	1.995	10,266
2,759,131	Federal National Mortgage Association (FNMA)	07/01/35	5.000	2,835,477
168,979	Federal National Mortgage Association (FNMA)	11/01/35	5.500	176,972
21,790	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.955%)[2]	07/01/36	4.205	22,451
32,508	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.721%)[2]	09/01/36	3.971	32,903
25,430	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.755%)[2]	01/01/37	2.733	25,200
160,227	Federal National Mortgage Association (FNMA)	08/01/37	5.500	167,938
1,949,085	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,034,157
751,255	Federal National Mortgage Association (FNMA)	06/01/40	6.500	806,478
4,414	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.625	4,329
	Total U.S. Government Agency Obligations (Cost $245,970,348)			231,952,714

103,000,000	U.S. TREASURY BILLS (8.3%) U.S. Treasury Bill[6]	02/07/23	0.000	102,928,424
140,700,000	U.S. Treasury Bill[6]	02/23/23	0.000	140,323,808

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$120,500,000	U.S. Treasury Bill[6]	03/14/23	0.000%	$119,886,478
155,000,000	U.S. Treasury Bill[6]	03/21/23	0.000	154,069,160
106,900,000	U.S. Treasury Bill[6]	03/28/23	0.000	106,164,275
36,000,000	U.S. Treasury Bill[6]	04/27/23	0.000	35,617,754
7,000,000	U.S. Treasury Bill[6,7]	07/06/23	0.000	6,863,433
	Total U.S. Treasury Bills (Cost $665,846,454)			665,853,332

TOTAL INVESTMENTS (Cost $8,256,937,997)[8]			99.6%	$7,970,323,664
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4%	30,052,600
NET ASSETS			100.0%	$8,000,376,264

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2023 was $3,875,958,903 or 48.4% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2023 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $8,256,937,997, the aggregate gross unrealized appreciation is $11,799,850 and the aggregate gross unrealized depreciation is $303,667,403, resulting in net unrealized depreciation of $291,867,553.

Abbreviations:

CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,012	March 2023	$207,293,969	$208,116,219	$(822,250)
U.S. Treasury 5-Year Notes	3,356	March 2023	362,185,813	366,616,783	(4,430,970)
					$(5,253,220)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 –	significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2023
Asset Backed Securities	$–	$1,949,652,397	$11,210,409	$1,960,862,806
Commercial Mortgage Backed Securities	–	455,904,263	–	455,904,263
Corporate Bonds	–	3,412,150,262	–	3,412,150,262
Loan Participations and Assignments	–	987,793,880	48,985,000	1,036,778,880
Municipal Bonds	–	139,365,833	–	139,365,833
Residential Mortgage Backed Securities	–	67,455,574	–	67,455,574
U.S. Government Agency Obligations	–	231,952,714	–	231,952,714
U.S. Treasury Bills	–	665,853,332	–	665,853,332
Total Investment, at value	$–	$7,910,128,255	$60,195,409	$7,970,323,664
Other Financial Instruments, at value
Financial Futures Contracts	$(5,253,220)	$–	$–	$(5,253,220)
Other Financial Instruments, at value	$(5,253,220)	$–	$–	$(5,253,220)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2023:

	Asset Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2022	$12,906,891	$21,631,275	$47,785,000	$82,323,166
Purchases	-	-	-	-
Sales / Paydowns	(1,290,128)	-	-	(1,290,128)
Realized gains/(losses)	-	-	-	-
Change in unrealized appreciation/(depreciation)	(406,354)	(5,756,275)	1,168,382	(4,994,247)
Amortization	-	-	31,618	31,618
Transfers from Level 3	-	(15,875,000)	-	(15,875,000)
Transfers to Level 3	-	-	-	-
Balance as of January 31, 2023	$11,210,409	$-	$48,985,000	$60,195,409

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.